Annual Total Returns	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MFS Blended Research Emerging Markets Equity Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	13.89%	9.56%	(19.26%)	3.42%	9.73%	18.75%	(16.66%)	38.74%	14.43%
MFS Blended Research International Equity Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	11.64%	14.01%	(13.59%)	13.23%	8.88%	21.78%	(15.78%)	26.84%	1.32%
MFS Global New Discovery Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	2.33%	18.15%	(27.07%)	11.86%	23.59%	30.27%	(8.56%)	29.42%	6.59%	2.19%
MFS Mid Cap Growth Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	14.41%	21.00%	(28.53%)	13.74%	35.33%	37.43%	0.85%	25.99%	4.33%	4.21%
MFS U.S. Government Money Market Fund | MFS U.S.Government Money Market Fund
Prospectus [Line Items]
Annual Return [Percent]	4.85%	4.58%	1.17%	0.01%	0.19%	1.59%	1.20%	0.25%	0.07%	none